6. RELATED PARTY TRANSACTIONS (Detail) (USD $)			10 Months Ended	22 Months Ended	34 Months Ended	22 Months Ended	34 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010 Settlement of Transaction Fees Incurred [Member]	Jun. 30, 2011 General and Administrative Fees [Member]	Jun. 30, 2012 General and Administrative Fees [Member]	Jun. 30, 2011 Management Fees [Member]	Jun. 30, 2012 Management Fees [Member]
Related Party Transaction, Amounts of Transaction			$ 100,000	$ 51,871	$ 36,000	$ 24,000	$ 24,000
Stock Issued During Period, Shares, Issued for Noncash Consideration (in Shares)			10,000,000
Equity Issuance, Per Share Amount (in Dollars per share)			$ 0.01
Notes Payable, Related Parties, Current	$ 61,654	$ 59,565